Advanced Payments on Acquisition of Aircraft	12 Months Ended
Dec. 31, 2017
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Advanced Payments on Acquisition of Aircraft
21	ADVANCED PAYMENTS ON ACQUISITION OF AIRCRAFT

	2017	2016
	RMB million	RMB million
At 1 January	23,357	21,207
Additions	15,681	17,991
Interest capitalized (note 13)	793	749
Transfer to property, plant and equipment (note 18)	(15,079)	(16,590)

At 31 December	24,752	23,357